SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Liability (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Outstanding as of beginning balance	$ 12,179,476	$ 0
Change in fair value	564,303	8,764,460
Outstanding as of ending balance	$ 12,098,475	12,179,476
Maximum | Expected Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the derivative liability	0.967
Maximum | Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the derivative liability	0.0374
Maximum | Expected Life (years)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the derivative liability	0.62
Minimum | Expected Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the derivative liability	0.709
Minimum | Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the derivative liability	0.0271
Minimum | Expected Life (years)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value of the derivative liability	0.08
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Outstanding as of beginning balance	$ 2,294,720
Initial fair value on issuance of convertible note	559,957	3,204,924
Conversion of underlying notes into common stock	(1,500,243)
Change in fair value	$ (1,354,434)	(910,204)
Outstanding as of ending balance		$ 2,294,720